Note 18 - Derivatives (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) € / $	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) € / $
Number of Foreign Currency Derivatives Held	3		3
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 6,000		$ 6,000
Derivative, Average Forward Exchange Rate (in EUR per USD) | € / $	1.0967		1.1037
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 8	$ 2
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	0	$ (50)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	368,013		$ 149,672
Interest Rate Fair Value Hedge Derivative at Fair Value, Net, Total	(10,017)		399
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	3,720
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Notional Amount	227,046
Derivative, Gain (Loss) on Derivative, Net, Total	(2,193)
New Swap Agreements [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 227,046		$ 46,000